497(e)
                                                                       333-64751

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 11, 2011 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:

o  Income Manager(R) Accumulator(R)        o  Accumulator(R) Plus(SM)
o  Income Manager(R) Rollover IRA          o  Accumulator(R) Elite(SM)
o  Accumulator(R) (IRA, NQ, QP)            o  Accumulator(R) Select(SM)
o  Accumulator(R)                          o  The Accumulator(R) Series

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This Supplement updates certain information in the most recent prospectus, supplement to prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding investment objective, name and sub-adviser changes to certain Portfolios. Please note the changes described below. Certain Portfolios may not be available under your contract.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.    CHANGES TO THE EQ/CORE BOND INDEX PORTFOLIO

Effective on or about February 15, 2011, the Portfolio's investment objective will change. Accordingly, in the table under "Portfolios of the Trusts" in "Contract features and benefits," the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME       OBJECTIVE
--------------------------------------------------------------------------------
EQ/Core Bond Index   Seeks to achieve a total return, before expenses, that
                     approximates the total return performance of the
                     Barclays Capital Intermediate U.S. Government/Credit Index
                     ("Intermediate Government Credit Index"),
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Intermediate Government
                     Credit Index.
--------------------------------------------------------------------------------

SSgA Funds Management, Inc. will continue to be the Sub-Adviser and AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

2.    PORTFOLIO SUB-ADVISER CHANGES

      (a) Effective on or about January 14, 2011, certain Portfolios' Sub-Adviser(s) were changed. The investment objectives to the Portfolios remain the same. In the table under "Portfolios of the Trusts" in "Contract features and benefits," the Sub-Adviser(s) for each Portfolio have been deleted in their entirety and replaced with the following:

------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST
    PORTFOLIO NAME             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------
  MULTIMANAGER MID CAP VALUE   o   AXA Equitable
                               o   AXA Rosenberg Investment Management LLC
                               o   BlackRock Investment Management, LLC
                               o   Diamond Hill Capital Management Inc.
                               o   Knightsbridge Asset Management, LLC
                               o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------
  MULTIMANAGER SMALL CAP       o   AXA Equitable
  GROWTH                       o   BlackRock Investment Management, LLC
                               o   Morgan Stanley Investment Management, Inc.
                               o   NorthPointe Capital, LLC
                               o   Wells Capital Management Inc.
------------------------------------------------------------------------------------




IM-11-02 (2/11)                                                         E13540
NB/IF(AR)                                             Catalog No. 146265 (2/11)
Pre '02 Accum, '02/'04, '06/'06.5, '07/'07.5, 9.0

--------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST
  PORTFOLIO NAME           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------
  MULTIMANAGER SMALL CAP   o   AXA Equitable
  VALUE                    o   BlackRock Investment Management, LLC
                           o   Franklin Advisory Services, LLC
                           o   Horizon Asset Management, Inc.
                           o   Pacific Global Investment Management Company
--------------------------------------------------------------------------------

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

      (b) Effective on or about October 26, 2010, SSgA Funds Management, Inc. was terminated as a Sub-Adviser to the EQ/Quality Bond PLUS Portfolio. AllianceBernstein L.P. continues to serve as Sub-Adviser and AXA Equitable Life Insurance Company continues to serve as the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

3.    NAME AND SUB-ADVISER CHANGES TO THE EQ/BLACKROCK INTERNATIONAL VALUE
      PORTFOLIO

      (a) Effective on or about February 22, 2011, the EQ/BlackRock International Value Portfolio will be renamed. The new name of the Portfolio will be EQ/International Value PLUS Portfolio. Accordingly, all references to its respective corresponding investment option in the Prospectus is also changed.

      (b) Effective on or about February 1, 2011, BlackRock Investment Management, LLC and Northern Cross, LLC will replace BlackRock International Limited as Sub-Advisers to the EQ/International Value PLUS Portfolio. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

4.    SUB-ADVISER CHANGE TO THE EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

Effective, on or about March 1, 2011, Templeton Investment Counsel, LLC will replace Templeton Global Advisers Limited as a Sub- Adviser to the EQ/Templeton Global Equity Portfolio. AXA Equitable will continue to serve as the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

















      ACCUMULATOR(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA
               EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE).
      ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R)
        SELECT(SM) ARE ISSUED BY AND ARE SERVICE MARKS OF AXA EQUITABLE.
     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
               CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.
              COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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